FORM N-23C-3
NOTIFICATION OF REPURCHASE OFFER
PURSUANT TO RULE 23C-3
Investment Company Act File Number: 811-24007
Date of Notification: August 21, 2025
Exact name of investment company as specified in registration statement:
JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND
Address of principal executive office:
200 Berkeley Street
Boston, MA 02116
Check one of the following:
A. [X]	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.
B. [ ]	The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.
C. [ ]	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.
.
By: /s/ Andrew G. Arnott
Name: Andrew G. Arnott
Title: President and Chief Executive Officer

JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND
QUARTERLY SHAREHOLDER REPURCHASE OFFER NOTICE
**IF YOU DO NOT WISH TO SELL YOUR SHARES AT THIS TIME, PLEASE DISREGARD THIS NOTICE**
August 21, 2025
Dear John Hancock CQS Asset Backed Securities Fund shareholder:
This notification is a reminder that John Hancock CQS Asset Backed Securities Fund (the “Fund”) has a quarterly share repurchase program. The Fund’s next quarterly offer to repurchase a portion of its outstanding shares will begin on August 21, 2025. The Fund is required to notify you each quarter of each Repurchase Offer period. If you are not interested in selling any of your shares at this time, you do not need to do anything. You are not required to sell any of your shares during any Repurchase Offer.
We extend this quarterly repurchase offer to provide liquidity to shareholders because shares of this closed-end interval fund are not redeemable daily for cash, the shares are not traded on a stock exchange, and no secondary market currently exists for shares of the Fund. This means that you may not be able to freely sell your shares, except through the Fund’s quarterly repurchase offers, so we would like to make you aware of the deadlines and procedures should you wish to do so. Note that withdrawal of shares from the Fund may be a taxable event; please consult your financial representative or tax advisor for more information. Please remember that you are not obligated to do anything with your shares at this time.
The Repurchase Offer period begins on August 21, 2025. Please note, this quarter’s Repurchase Request Deadline is September 16, 2025 at 4:00p.m., Eastern Time. For informational purposes, on May 31, 2025, the Net Asset Value per share for Class I, Class A, and Class U  was $19.47, $19.46, and $19.44, respectively. If you wish to sell any of your Fund Shares during this tender period, please complete the attached Repurchase Offer Form and return to the Fund at the below address stating the share amount that you would like to tender to the Fund for repurchase. You may modify or withdraw your tender until September 16, 2025 by writing to the Fund and stating the terms of such modification or withdrawal. The repurchase price that shareholders will receive for their shares will be the Net Asset Value per share as of the close of regular trading on the New York Stock Exchange on September 17, 2025 (the “Repurchase Pricing Date”). The Fund will pay you or your designee the proceeds from the repurchase offer no later than seven (7) calendar days after the Repurchase Offer Pricing Date.
You may, of course, elect to keep your Fund shares at this time, in which case you may disregard this notice and the attached forms. However, should you currently wish to sell any of your shares, remember that all requests must be received (in good order) by John Hancock CQS Asset Backed Securities Fund at the following address, fax number or email address by 4:00 p.m., Eastern Time, September 16, 2025, the Repurchase Request Deadline:
Via mail:
John Hancock Alt
P.O. Box 219285
Kansas City, MO 64121-9285
Via Fax:
(816) 399-2903 or (833) 419-4925
Email: jhaltai@sscinc.com
Please note this email is for completed form submissions and not for general inquiries
If you have questions, please call SS&C GIDS, Inc. at (844) 292-8018.
Sincerely,By:

Name: Andrew G. Arnott
Title: President and Chief Executive Officer
Copies of the Fund’s shareholder reports are not sent by mail. Instead, the reports are made available on https://www.jhinvestments.com/investments/interval-and-tender-offer-funds/alternative-funds/cqs-asset-backed-securities-fund-i-absbx, and you will be notified and provided with a link each time a report is posted to the website. You may request to receive paper reports from the fund or from your financial intermediary, free of charge, at any time. You may also request to receive documents through eDelivery. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

John Hancock CQS Asset Backed Securities Fund
QUARTERLY SHARE REPURCHASE OFFER TERMS
Please refer to the Quarterly Share Repurchase Offer Notice to determine the exact date of a particular quarterly Repurchase Request Deadline as well as other important information.
1.THE OFFER. John Hancock CQS Asset Backed Securities Fund (the “Fund”) is offering to repurchase for cash 10 percent (10%)  of the aggregate of its issued and outstanding shares of beneficial interest (“Shares”) at a price equal to the net asset value (“NAV” or “Net Asset Value”) of the Fund as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the Repurchase Pricing Date (defined below), upon the terms and conditions set forth in this Repurchase Offer, the Quarterly Share Repurchase Offer Notice, and the Fund’s Prospectus. Together those documents constitute the “Repurchase Offer”. The purpose of the Repurchase Offer is to provide liquidity to shareholders of the Fund. The Repurchase Offer is not conditioned upon the tender for repurchase of any minimum number of Shares.
2. REPURCHASE REQUEST OFFER AND REPURCHASE REQUEST DEADLINE. This quarter’s Repurchase Offer begins on August 21, 2025. All tenders of Shares for repurchase must be received in proper form by SS&C GIDS, Inc., the Fund’s transfer agent (the “Transfer Agent”), or (for certain intermediaries) the broker-dealer or other intermediary through which you hold your Shares, between August 21, 2025 and before the Fund’s close of business (which is the close of business of the New York Stock Exchange (the “Exchange) (normally 4:00 p.m., Eastern Time, but the exchange may close earlier on certain days) on September 16, 2025 (the “Repurchase Request Deadline”). The Repurchase Request Deadline will be strictly observed.
3. REPURCHASE PRICING DATE. The Fund anticipates that the date on which the Fund’s NAV applicable to the Repurchase Offer is determined (the “Repurchase Pricing Date”) will be September 17, 2025. The Fund, however, may choose to make the Repurchase Pricing Date for the Repurchase Offer as many as fourteen (14) calendar days after the Repurchase Request Deadline. If that day is not a regular business day, then the Repurchase Pricing Date will be the following regular business day. If the Fund were to use a Repurchase Pricing Date later than the Repurchase Request Deadline, there is a risk that the Fund’s NAV (and thus the price that your Repurchase will receive) per Share may fluctuate between those dates.
4. PAYMENT FOR SHARES REPURCHASED. Payment for all Shares repurchased pursuant to this Repurchase Offer will be made by wire to the tendering shareholder’s bank account of record or by check via postal mail no later than seven (7) calendar days after the Repurchase Pricing Date (the “Repurchase Payment Deadline”), except in the case of a suspended or postponed repurchase offer.
5. INCREASE IN NUMBER OF SHARES REPURCHASED; PRO RATA REPURCHASES. If shareholders tender for repurchase more than the Repurchase Offer amount, the Fund may, but is not required to, repurchase up to an additional 2% of the Shares outstanding on the Repurchase Request Deadline. If the Fund determines not to repurchase an additional 2%, or if shareholders tender Shares in an amount exceeding the Repurchase Offer amount plus 2% of the outstanding Shares on the Repurchase Request Deadline, then the Fund will repurchase Shares on a pro rata basis based upon the number of Shares tendered by each shareholder. In the event of a pro rata repurchase, fractional Shares will be rounded down to the nearest whole Share. There can be no assurance that the Fund will be able to repurchase all Shares that each shareholder has tendered, even if all the Shares in a shareholder’s account are tendered. In the event of an oversubscribed repurchase offer, the Fund may not be able to repurchase all Shares that shareholders tender and such shareholders may have to wait until the next quarterly repurchase offer to tender the remaining Shares. Subsequent repurchase requests will not be given priority over other shareholder requests. Shareholders may be subject to NAV fluctuation during the period between quarterly repurchase offers. However, the Fund may accept all Shares tendered for repurchase by shareholders who own less than 100 Shares and who tender all their Shares, before prorating other amounts tendered.
6. WITHDRAWAL OR MODIFICATION OF TENDER OF SHARES FOR REPURCHASE. Shares tendered pursuant to the Repurchase Offer may be withdrawn or you may change the number of Shares tendered for Repurchase at any time prior to the close of regular trading on the NYSE (normally the NYSE closes at 4:00 p.m., Eastern Time, but may close earlier on certain days) on the Repurchase Request Deadline. You must send a written notice to the Transfer Agent at the address specified in this Repurchase Offer, and the Transfer Agent must receive it before the Repurchase Request Deadline.
7. SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER. The Board of Trustees of the Fund may suspend or postpone this Repurchase Offer only by a majority vote of the Trustees (including a majority of the disinterested Trustees) and only:
(A) if making or effecting the Repurchase Offer would cause the Fund to lose its status as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended;
(B) if making or effecting the Repurchase Offer would cause the Shares that are the subject of the Repurchase Offer that are either listed on a national securities exchange or quoted on an inter-dealer quotation system of a national securities association to be no longer listed or quoted on such exchange or system;
(C) for any period during which the NYSE or any other market in which the securities owned by the Fund are principally traded is closed or trading in such market is restricted, other than customary weekend and holiday closings;
(D) for any period during which an emergency exists that makes disposal of Fund of securities not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or
(E) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

If the Repurchase Offer is suspended or postponed, the Fund will provide notice to each shareholder of the Fund’s Shares of the suspension or postponement. If the Fund renews the Repurchase Offer, the Fund will send a new notification to each shareholder with details concerning the terms and conditions of the renewed Repurchase Offer.
8. EARLY WITHDRAWAL CHARGES. The Fund does not currently charge a special handling or processing fee for repurchases.
9. PROPER FORM OF REPURCHASE REQUEST DOCUMENTS. All questions as to the validity, form, eligibility (including, for example, the time of receipt) and acceptance of repurchase requests will be determined by the Fund and its Transfer Agent, in their sole discretion, and that determination will be final and binding. The Fund reserves the right to reject any and all tenders of repurchase requests for Shares determined not to be in the proper form, or to refuse to accept for payment, purchase, exchange or pay for any Shares if, in the opinion of counsel to the Fund or the Transfer Agent, accepting, purchasing, exchanging, or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this Repurchase Offer or any defect in any tender of Shares, whether in general or with respect to any particular Shares or shareholder(s). The Fund’s interpretations of the terms and conditions of this Repurchase Offer shall be final and binding. Unless waived, any defects or irregularities in connection with repurchase requests must be cured within the times as the Fund shall determine. Tenders of Shares will not be deemed to have been made until all defects or irregularities have been cured or waived.
Neither the Fund, SS&C GIDS, Inc., John Hancock Investment Management, LLC, the Fund’s investment adviser, or John Hancock Investment Management Distributors, LLC, the Fund’s distributor, nor any other person is or will be obligated to give notice of any defects or irregularities in repurchase requests tendered, nor shall any of them incur any liability for failure to give any such notice.
Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender.
No person has been authorized to make any recommendation on behalf of the Fund whether shareholders should tender pursuant to this Repurchase Offer. No person has been authorized to give any information or to make any representations in connection with this Repurchase Offer other than those contained in this Repurchase Offer or in the Fund’s Prospectus or the statement of additional information. If given or made, any such recommendations and such information must not be relied upon as having been authorized by the Fund, its investment adviser, distributor or Transfer Agent.
For the Fund’s current Net Asset Value per share and other information about this Repurchase Offer, or for a copy of the Fund’s Prospectus, call SS&C GIDS, Inc. at (844) 292-8018 or contact your financial advisor. The Fund’s Prospectus contains more complete information on all charges, expenses, fees and risks. Please read it carefully before investing.

JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND
QUARTERLY SHAREHOLDER REPURCHASE OFFER NOTICE
**IF YOU DO NOT WISH TO SELL YOUR SHARES AT THIS TIME, PLEASE DISREGARD THIS NOTICE**
August 21, 2025
Dear John Hancock CQS Asset Backed Securities Fund Shareholder:
Notice is hereby given to shareholders of John Hancock CQS Asset Backed Securities Fund (the “Fund”) of the Fund’s quarterly repurchase offer (the “Repurchase Offer”). The Fund is a closed-end interval fund offering shares that are not redeemable daily for cash. To provide shareholders with some liquidity, the Fund has adopted a quarterly share repurchase program to repurchase a portion of its outstanding shares at net asset value (“NAV”) on a specified repurchase date, as discussed below. You can generally only tender shares for repurchase during one of the Fund’s scheduled quarterly repurchase offer periods.
This Repurchase Offer is made to holders of record of the Fund’s shares as of the close of business on August 21, 2025.
If you are not interested in tendering your shares for repurchase at this time, you may disregard this letter and take no action. For informational purposes, on May 31, 2025, the Net Asset Value per share for Class I, Class A, and Class U was $19.47, $19.46, and $19.44, respectively. If you are interested in tendering your Shares for repurchase at this time, please read the enclosed materials and contact your registered investment adviser or other intermediary (“Authorized Intermediary”). All repurchase requests must be made through your Authorized Intermediary.
Please note that the Fund’s quarterly repurchase offer period will begin on August 21, 2025 and will end at 4:00 p.m., Eastern Time on September 16, 2025 (the “Repurchase Request Deadline”). All trades must be submitted by your Authorized Intermediary by 4:00 p.m., Eastern Time on the Repurchase Request Deadline.
Please note that a repurchase of shares by the Fund may be a taxable event; consult your financial adviser or tax adviser for more information.
The Repurchase Request Deadline will be strictly observed. If your Authorized Intermediary fails to submit the repurchase trade in proper form by the Repurchase Request Deadline, the Fund will not repurchase your shares or a portion thereof until a subsequent quarterly repurchase offer, at which time you must submit a new repurchase request for that offer. Shares will be subject to NAV fluctuation during that period.
Please refer to the Fund’s Prospectus and the enclosed Repurchase Offer for additional information. If you have any questions, please contact your Authorized Intermediary or a service representative by calling (844) 292-8018. The enclosed documents apply to the current repurchase offer period, and new documents will be mailed in connection with subsequent quarterly repurchase offers.
Sincerely,
John Hancock CQS Asset Backed Securities Fund

John Hancock CQS Asset Backed Securities Fund
QUARTERLY SHARE REPURCHASE OFFER TERMS
Please refer to the Quarterly Share Repurchase Offer Notice to determine the exact date of a particular quarterly Repurchase Request Deadline as well as other important information.
1.THE OFFER. John Hancock CQS Asset Backed Securities Fund (the “Fund”) is offering to repurchase for cash 10 percent (10%)  of the aggregate of its issued and outstanding shares of beneficial interest (“Shares”) at a price equal to the net asset value (“NAV” or “Net Asset Value”) of the Fund as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the Repurchase Pricing Date (defined below), upon the terms and conditions set forth in this Repurchase Offer, the Quarterly Share Repurchase Offer Notice, and the Fund’s Prospectus. Together those documents constitute the “Repurchase Offer”. The purpose of the Repurchase Offer is to provide liquidity to shareholders of the Fund. The Repurchase Offer is not conditioned upon the tender for repurchase of any minimum number of Shares.
2. REPURCHASE REQUEST OFFER AND REPURCHASE REQUEST DEADLINE. This quarter’s Repurchase Offer begins on August 21, 2025. All tenders of Shares for repurchase must be received in proper form by SS&C GIDS, Inc., the Fund’s transfer agent (the “Transfer Agent”), or (for certain intermediaries) the broker-dealer or other intermediary through which you hold your Shares, between August 21, 2025 and before the Fund’s close of business (which is the close of business of the New York Stock Exchange (the “Exchange) (normally 4:00 p.m., Eastern Time, but the exchange may close earlier on certain days) on September 16, 2025 (the “Repurchase Request Deadline”). The Repurchase Request Deadline will be strictly observed.
3. REPURCHASE PRICING DATE. The Fund anticipates that the date on which the Fund’s NAV applicable to the Repurchase Offer is determined (the “Repurchase Pricing Date”) will be September 17, 2025. The Fund, however, may choose to make the Repurchase Pricing Date for the Repurchase Offer as many as fourteen (14) calendar days after the Repurchase Request Deadline. If that day is not a regular business day, then the Repurchase Pricing Date will be the following regular business day. If the Fund were to use a Repurchase Pricing Date later than the Repurchase Request Deadline, there is a risk that the Fund’s NAV (and thus the price that your Repurchase will receive) per Share may fluctuate between those dates.
4. PAYMENT FOR SHARES REPURCHASED. Payment for all Shares repurchased pursuant to this Repurchase Offer will be made by wire to the tendering shareholder’s bank account of record or by check via postal mail no later than seven (7) calendar days after the Repurchase Pricing Date (the “Repurchase Payment Deadline”), except in the case of a suspended or postponed repurchase offer.
5. INCREASE IN NUMBER OF SHARES REPURCHASED; PRO RATA REPURCHASES. If shareholders tender for repurchase more than the Repurchase Offer amount, the Fund may, but is not required to, repurchase up to an additional 2% of the Shares outstanding on the Repurchase Request Deadline. If the Fund determines not to repurchase an additional 2%, or if shareholders tender Shares in an amount exceeding the Repurchase Offer amount plus 2% of the outstanding Shares on the Repurchase Request Deadline, then the Fund will repurchase Shares on a pro rata basis based upon the number of Shares tendered by each shareholder. In the event of a pro rata repurchase, fractional Shares will be rounded down to the nearest whole Share. There can be no assurance that the Fund will be able to repurchase all Shares that each shareholder has tendered, even if all the Shares in a shareholder’s account are tendered. In the event of an oversubscribed repurchase offer, the Fund may not be able to repurchase all Shares that shareholders tender and such shareholders may have to wait until the next quarterly repurchase offer to tender the remaining Shares. Subsequent repurchase requests will not be given priority over other shareholder requests. Shareholders may be subject to NAV fluctuation during the period between quarterly repurchase offers. However, the Fund may accept all Shares tendered for repurchase by shareholders who own less than 100 Shares and who tender all their Shares, before prorating other amounts tendered.
6. WITHDRAWAL OR MODIFICATION OF TENDER OF SHARES FOR REPURCHASE. Shares tendered pursuant to the Repurchase Offer may be withdrawn or you may change the number of Shares tendered for Repurchase at any time prior to the close of regular trading on the NYSE (normally the NYSE closes at 4:00 p.m., Eastern Time, but may close earlier on certain days) on the Repurchase Request Deadline. You must send a written notice to the Transfer Agent at the address specified in this Repurchase Offer, and the Transfer Agent must receive it before the Repurchase Request Deadline.
7. SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER. The Board of Trustees of the Fund may suspend or postpone this Repurchase Offer only by a majority vote of the Trustees (including a majority of the disinterested Trustees) and only:
(A) if making or effecting the Repurchase Offer would cause the Fund to lose its status as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended;
(B) if making or effecting the Repurchase Offer would cause the Shares that are the subject of the Repurchase Offer that are either listed on a national securities exchange or quoted on an inter-dealer quotation system of a national securities association to be no longer listed or quoted on such exchange or system;
(C) for any period during which the NYSE or any other market in which the securities owned by the Fund are principally traded is closed or trading in such market is restricted, other than customary weekend and holiday closings;
(D) for any period during which an emergency exists that makes disposal of Fund of securities not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or
(E) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

If the Repurchase Offer is suspended or postponed, the Fund will provide notice to each shareholder of the Fund’s Shares of the suspension or postponement. If the Fund renews the Repurchase Offer, the Fund will send a new notification to each shareholder with details concerning the terms and conditions of the renewed Repurchase Offer.
8. EARLY WITHDRAWAL CHARGES. The Fund does not currently charge a special handling or processing fee for repurchases.
9. PROPER FORM OF REPURCHASE REQUEST DOCUMENTS. All questions as to the validity, form, eligibility (including, for example, the time of receipt) and acceptance of repurchase requests will be determined by the Fund and its Transfer Agent, in their sole discretion, and that determination will be final and binding. The Fund reserves the right to reject any and all tenders of repurchase requests for Shares determined not to be in the proper form, or to refuse to accept for payment, purchase, exchange or pay for any Shares if, in the opinion of counsel to the Fund or the Transfer Agent, accepting, purchasing, exchanging, or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this Repurchase Offer or any defect in any tender of Shares, whether in general or with respect to any particular Shares or shareholder(s). The Fund’s interpretations of the terms and conditions of this Repurchase Offer shall be final and binding. Unless waived, any defects or irregularities in connection with repurchase requests must be cured within the times as the Fund shall determine. Tenders of Shares will not be deemed to have been made until all defects or irregularities have been cured or waived.
Neither the Fund, SS&C GIDS, Inc., John Hancock Investment Management, LLC, the Fund’s investment adviser, or John Hancock Investment Management Distributors, LLC, the Fund’s distributor, nor any other person is or will be obligated to give notice of any defects or irregularities in repurchase requests tendered, nor shall any of them incur any liability for failure to give any such notice.
Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender.
No person has been authorized to make any recommendation on behalf of the Fund whether shareholders should tender pursuant to this Repurchase Offer. No person has been authorized to give any information or to make any representations in connection with this Repurchase Offer other than those contained in this Repurchase Offer or in the Fund’s Prospectus or the statement of additional information. If given or made, any such recommendations and such information must not be relied upon as having been authorized by the Fund, its investment adviser, distributor or Transfer Agent.
For the Fund’s current Net Asset Value per share and other information about this Repurchase Offer, or for a copy of the Fund’s Prospectus, call SS&C GIDS, Inc. at (844) 292-8018 or contact your financial advisor. The Fund’s Prospectus contains more complete information on all charges, expenses, fees and risks. Please read it carefully before investing.

JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND
SHAREHOLDER REPURCHASE OFFER NOTICE
FOR SHAREHOLDERS THROUGH MERRILL, LYNCH, PIERCE, FENNER & SMITH, INC. (“MERRILL”)
August 21, 2025
Re: Shareholder Repurchase offer begins on August 21, 2025. Repurchase requests are due no later than 11:59 p.m. Eastern Time on September 15, 2025 (“Merrill Repurchase Request Deadline”).
Dear Shareholder:
This notice is to inform you of the upcoming quarterly repurchase offer by John Hancock CQS Asset Backed Securities Fund (the “Fund”). If you have no need or desire to sell your shares, simply disregard this notice. We will notify you again next quarter and mail new documents to be completed in connection with the next repurchase offer.
We extend this repurchase offer to provide some liquidity to shareholders because shares of this closed-end interval fund are not redeemable daily for cash and are not traded on a stock exchange. Shares of the Fund can only be tendered for repurchase during one of the Fund’s scheduled quarterly repurchase offers, so we would like to make you aware of the deadlines and procedures should you wish to tender shares for repurchase. Please see the attached Repurchase Offer Statement or contact your Investment Professional for additional information.
Any sale of shares to the Fund pursuant to this repurchase offer is a taxable event. Consult your Investment Professional or tax advisor for more information. Please remember that you are not obligated to do anything with your shares at this time.
This repurchase offer period begins on August 21, 2025 and ends (unless suspended or postponed) at the time as of which the net asset value per share of the Fund’s shares is calculated (ordinarily as of the close of the New York Stock Exchange, which is ordinarily 4:00 p.m. Eastern Time (the “NYSE Close”)) on September 16, 2025 (the “Repurchase Request Deadline”). Because you hold your shares through Merrill, if you wish to tender a portion or all of your shares during this repurchase offer period, you must contact your Investment Professional and request to tender your shares by the Merrill Repurchase Request Deadline (i.e., no later than 11:59 pm Eastern Time on September 15, 2025 to allow for order processing). Merrill will tender your shares to the Fund on your behalf. Do not submit repurchase requests directly to the Fund or its transfer agent as they will not be honored. Shares accepted for repurchase will be repurchased at a price equal to the net asset value of such shares on the repurchase pricing date, on the terms and conditions described in the attached Repurchase Offer Statement, and in accordance with the Fund’s current Prospectus and Statement of Additional Information.
If you have any questions, please refer to the Fund’s current Prospectus, which is available at https://www.jhinvestments.com/resources/all-resources/fund-documents/prospectus/john-hancock-cqs-asset-backed-securities-fund-prospectus/, and the enclosed Repurchase Offer, which contains additional important information about the repurchase offer, or contact your Investment Professional.
Sincerely,
John Hancock CQS Asset Backed Securities Fund

John Hancock CQS Asset Backed Securities Fund
QUARTERLY SHARE REPURCHASE OFFER TERMS
Please refer to the Quarterly Share Repurchase Offer Notice to determine the exact date of a particular quarterly Repurchase Request Deadline as well as other important information.
1.THE OFFER. John Hancock CQS Asset Backed Securities Fund (the “Fund”) is offering to repurchase for cash 10 percent (10%) of the aggregate of its issued and outstanding shares of beneficial interest (“Shares”) at a price equal to the net asset value (“NAV” or “Net Asset Value”) of the Fund as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the Repurchase Pricing Date (defined below), upon the terms and conditions set forth in this Repurchase Offer, the Quarterly Share Repurchase Offer Notice, and the Fund’s Prospectus. Together those documents constitute the “Repurchase Offer”. The purpose of the Repurchase Offer is to provide liquidity to shareholders of the Fund. The Repurchase Offer is not conditioned upon the tender for repurchase of any minimum number of Shares.
2. REPURCHASE REQUEST OFFER AND REPURCHASE REQUEST DEADLINE. This quarter’s Repurchase Offer begins on August 21, 2025. All tenders of Shares for repurchase must be received in proper form by SS&C GIDS, Inc., the Fund’s transfer agent (the “Transfer Agent”), or (for certain intermediaries) the broker-dealer or other intermediary through which you hold your Shares, between August 21, 2025 and before the Fund’s close of business (which is the close of business of the New York Stock Exchange (the “Exchange) (normally 4:00 p.m., Eastern Time, but the exchange may close earlier on certain days) on September 16, 2025 (the “Repurchase Request Deadline”). The Repurchase Request Deadline will be strictly observed.
3. REPURCHASE PRICING DATE. The Fund anticipates that the date on which the Fund’s NAV applicable to the Repurchase Offer is determined (the “Repurchase Pricing Date”) will be September 17, 2025. The Fund, however, may choose to make the Repurchase Pricing Date for the Repurchase Offer as many as fourteen (14) calendar days after the Repurchase Request Deadline. If that day is not a regular business day, then the Repurchase Pricing Date will be the following regular business day. If the Fund were to use a Repurchase Pricing Date later than the Repurchase Request Deadline, there is a risk that the Fund’s NAV (and thus the price that your Repurchase will receive) per Share may fluctuate between those dates.
4. PAYMENT FOR SHARES REPURCHASED. Payment for all Shares repurchased pursuant to this Repurchase Offer will be made by wire to the tendering shareholder’s bank account of record or by check via postal mail no later than seven (7) calendar days after the Repurchase Pricing Date (the “Repurchase Payment Deadline”), except in the case of a suspended or postponed repurchase offer.
5. INCREASE IN NUMBER OF SHARES REPURCHASED; PRO RATA REPURCHASES. If shareholders tender for repurchase more than the Repurchase Offer amount, the Fund may, but is not required to, repurchase up to an additional 2% of the Shares outstanding on the Repurchase Request Deadline. If the Fund determines not to repurchase an additional 2%, or if shareholders tender Shares in an amount exceeding the Repurchase Offer amount plus 2% of the outstanding Shares on the Repurchase Request Deadline, then the Fund will repurchase Shares on a pro rata basis based upon the number of Shares tendered by each shareholder. In the event of a pro rata repurchase, fractional Shares will be rounded down to the nearest whole Share. There can be no assurance that the Fund will be able to repurchase all Shares that each shareholder has tendered, even if all the Shares in a shareholder’s account are tendered. In the event of an oversubscribed repurchase offer, the Fund may not be able to repurchase all Shares that shareholders tender and such shareholders may have to wait until the next quarterly repurchase offer to tender the remaining Shares. Subsequent repurchase requests will not be given priority over other shareholder requests. Shareholders may be subject to NAV fluctuation during the period between quarterly repurchase offers. However, the Fund may accept all Shares tendered for repurchase by shareholders who own less than 100 Shares and who tender all their Shares, before prorating other amounts tendered.
6. WITHDRAWAL OR MODIFICATION OF TENDER OF SHARES FOR REPURCHASE. Shares tendered pursuant to the Repurchase Offer may be withdrawn or you may change the number of Shares tendered for Repurchase at any time prior to the close of regular trading on the NYSE (normally the NYSE closes at 4:00 p.m., Eastern Time, but may close earlier on certain days) on the Repurchase Request Deadline. You must send a written notice to the Transfer Agent at the address specified in this Repurchase Offer, and the Transfer Agent must receive it before the Repurchase Request Deadline.
7. SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER. The Board of Trustees of the Fund may suspend or postpone this Repurchase Offer only by a majority vote of the Trustees (including a majority of the disinterested Trustees) and only:
(A) if making or effecting the Repurchase Offer would cause the Fund to lose its status as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended;
(B) if making or effecting the Repurchase Offer would cause the Shares that are the subject of the Repurchase Offer that are either listed on a national securities exchange or quoted on an inter-dealer quotation system of a national securities association to be no longer listed or quoted on such exchange or system;
(C) for any period during which the NYSE or any other market in which the securities owned by the Fund are principally traded is closed or trading in such market is restricted, other than customary weekend and holiday closings;
(D) for any period during which an emergency exists that makes disposal of Fund of securities not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or
(E) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

If the Repurchase Offer is suspended or postponed, the Fund will provide notice to each shareholder of the Fund’s Shares of the suspension or postponement. If the Fund renews the Repurchase Offer, the Fund will send a new notification to each shareholder with details concerning the terms and conditions of the renewed Repurchase Offer.
8. EARLY WITHDRAWAL CHARGES. The Fund does not currently charge a special handling or processing fee for repurchases.
9. PROPER FORM OF REPURCHASE REQUEST DOCUMENTS. All questions as to the validity, form, eligibility (including, for example, the time of receipt) and acceptance of repurchase requests will be determined by the Fund and its Transfer Agent, in their sole discretion, and that determination will be final and binding. The Fund reserves the right to reject any and all tenders of repurchase requests for Shares determined not to be in the proper form, or to refuse to accept for payment, purchase, exchange or pay for any Shares if, in the opinion of counsel to the Fund or the Transfer Agent, accepting, purchasing, exchanging, or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this Repurchase Offer or any defect in any tender of Shares, whether in general or with respect to any particular Shares or shareholder(s). The Fund’s interpretations of the terms and conditions of this Repurchase Offer shall be final and binding. Unless waived, any defects or irregularities in connection with repurchase requests must be cured within the times as the Fund shall determine. Tenders of Shares will not be deemed to have been made until all defects or irregularities have been cured or waived.
Neither the Fund, SS&C GIDS, Inc., John Hancock Investment Management, LLC, the Fund’s investment adviser, or John Hancock Investment Management Distributors, LLC, the Fund’s distributor, nor any other person is or will be obligated to give notice of any defects or irregularities in repurchase requests tendered, nor shall any of them incur any liability for failure to give any such notice.
Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender.
No person has been authorized to make any recommendation on behalf of the Fund whether shareholders should tender pursuant to this Repurchase Offer. No person has been authorized to give any information or to make any representations in connection with this Repurchase Offer other than those contained in this Repurchase Offer or in the Fund’s Prospectus or the statement of additional information. If given or made, any such recommendations and such information must not be relied upon as having been authorized by the Fund, its investment adviser, distributor or Transfer Agent.
For the Fund’s current Net Asset Value per share and other information about this Repurchase Offer, or for a copy of the Fund’s Prospectus, call SS&C GIDS, Inc. at (844) 292-8018 or contact your financial advisor. The Fund’s Prospectus contains more complete information on all charges, expenses, fees and risks. Please read it carefully before investing.

Repurchase authorization form for interval funds General instructions If you wish to sell your fund shares, please complete this form and return to: Regular mail Manulife John Hancock Alt Fax or email 816-399-2903 or 833-419-4925 P.O. Box 219285 jhaltai@sscinc.com Kansas City, MO 64121-9285 Note: This email is for completed form submissions and not for general inquiries. For additional information contact: The fund’s transfer agent, SS&C at 844-292-8018 9:00 A.M. to 6:00 P.M. Eastern time, Monday through Friday Note: If you hold your shares with a custodian/broker-dealer and wish to participate in the repurchase offer, please ensure you complete and submit this form, along with any custodian/broker-dealer forms, directly to your custodian/broker-dealer. Should the fund’s transfer agent not receive your custodian/broker-dealer’s instructions prior to the expiration date, your request will be deemed not in good order and you won’t be considered for the offer. 1. Fund name and share class, shareholder name, address, and other contact information Fund name and share class Fund account number Name of shareholder(s) (as the shares are titled on the account) Address Telephone number 2. Amount of shares of beneficial interest being tendered Redeem all shares Redeem shares. Amount of shares to be redeemed: Redeem $ (shares sold to net redemption amount) Proceeds from the repurchase offer will be sent by check to the address of record on the account unless the undersigned notifies the fund’s transfer agent in writing to send payment per the special instructions in Part 3. Note: If your account is held at a custodian/broker-dealer, the proceeds will be wired to such custodian/broker-dealer. 3400REP (05/25) Page 1 of 3

3. Special payment instructions Check here to have the payment sent to the current banking instructions on your account. Check here and fill out the wire transfer instructions below to receive the payment through wire to a bank account not already on file. (Medallion signature guarantee required). Bank: ABA routing number: Account holder: Account number: Reference: JH interval fund repurchase 4. Signature(s) If held jointly, all joint holders must execute this signature page. Signature The signature of the owner(s) must match exactly as it appears on the investor application form for the purchase of shares. SIGN Medallion stamp signature guarantee HERE Signature of shareholder HERE PRINT Print name of shareholder HERE PRINT Title (if applicable) Note: MSG is required on non custodial account requests if the dollar value of the request exceeds $100,000 or the proceeds are to be sent to banking instructions or Date a mailing address other than those of record on the account. Joint owner signature if necessary The signature of the owner(s) must match exactly as it appears on the investor application form for the purchase of shares. SIGN Medallion stamp signature guarantee HERE Signature of joint owner HERE PRINT Print name of joint owner HERE PRINT Title (if applicable) Note: MSG is required on non custodial account requests if the dollar value of the request exceeds $100,000 or the proceeds are to be sent to banking instructions or Date a mailing address other than those of record on the account. 3400REP (05/25) Page 2 of 3

4. Signature(s) (continued)

PRINT HERE
Name of custodian/fiduciary (if applicable)

PRINT HERE
Print name of custodian/fiduciary

Title

SIGN HERE
Signature

Name

Date

Custodian authorization stamp

Manulife Investments | John Hancock

3400REP MBPSCS01883EN RLSQ (05/25)

Page 3 of 3

4. Signature(s) (continued) HERE PRINT HERE SIGN Name of custodian/fiduciary (if applicable) Signature HERE PRINT Print name of custodian/fiduciary Name Title Date Custodian authorization stamp John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY. 3400REP MBPSCS01883EN RLSQ (05/25) Page 3 of 3